SEC File No. 33-00849
                                                           SEC File No. 33-00847

                                  PILGRIM FUNDS


                        Sticker dated November 4, 1999 to
                       the Prospectus dated March 1, 1999
                  (as previously supplemented November 1, 1999)


     Effective November 1, 1999, the name of Northstar Growth Fund has been changed to Pilgrim Growth Opportunities Fund and the name of Northstar Special Fund has been changed to Pilgrim SmallCap Opportunities Fund.


                PLEASE RETAIN THIS STICKER FOR FUTURE REFERENCE.